Note 41 - Segment Information	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
41.	Segment Information

a)	General information

The Group uses the product line as basis for providing information to the chief operating decision-maker. The Group currently divides the sales order district into three major product lines: video IoT, security convergence and other. The chief operating decision-maker makes decision concerning financial management as well as evaluation of the business performance based on these three product lines; therefore, the reportable segments are video IoT, security convergence and other.

b)	Measurement of segment information

The Group evaluates the performance of the operating segments based on a measure of revenue and income before tax, in a manner consistent with that in the consolidated statements of comprehensive income (loss).

c)	Reconciliation of segment income, assets and liabilities

The segment information provided to the chief operating decision-maker for the reportable segments is as follows:

	Year ended December 31, 2025
	Security Convergence	Video IoT	Other segment (1)	Adjustment and write off (2)	Consolidation
Revenue from external customers	$97,840,204	$3,520,453	$-	$-	$101,360,657
Inter-segment revenue	64,720,711	-	-	(64,720,711)	-
Total segment revenue	$162,560,915	$3,520,453	$-	$(64,720,711)	$101,360,657
Segment gain (loss) before tax	$(2,653,982)	$1,037,265	$(9,853,803)	$535,273	$(10,935,247)
Segment including:
Depreciation	$539,026	$213,919	$461	$-	$753,406
Amortization	$96,916	$29,807	$433,550	$-	$560,273
Interest income	$(1,905,376)	$(85,651)	$(1,286,021)	$-	$(3,277,048)
Interest expense	$471,150	$58,672	$13,986	$-	$543,808
Income tax expense	$134,402	$206,149	$800	$-	$341,351
Segment assets	$223,322,074	$186,826,764	$199,966,521	$(338,231,825)	$271,883,534
Segment liabilities	$192,337,550	$178,982,574	$8,242,273	$(303,758,702)	$75,803,695

	Year ended December 31, 2024
	Security Convergence	Video IoT	Other segment (1)	Adjustment and write off (2)	Consolidation
Revenue from external customers	$71,895,619	$2,778,411	$-	$-	$74,674,030
Inter-segment revenue	29,807,085	1,926	-	(29,809,011)	-
Total segment revenue	$101,702,704	$2,780,337	$-	$(29,809,011)	$74,674,030
Segment gain (loss) before tax	$(291,133)	$10,114,799	$(51,015,192)	$(24,913,904)	$(66,105,430)
Segment including:
Depreciation	$508,757	$63,401	$537	$1,426	$574,121
Amortization	$141,937	$5,883	$672,827	$554	$821,201
Interest income	$(1,247,990)	$(15,578)	$(304,155)	$(1,530)	$(1,569,253)
Interest expense	$564,278	$52,688	$113,549	$1,993	$732,508
Income tax expense (benefit)	$(715,170)	$(613,612)	$800	$17,168	$(1,310,814)
Segment assets	$148,312,072	$106,857,376	$96,733,693	$(198,107,159)	$153,795,982
Segment liabilities	$114,950,253	$106,566,450	$30,753,177	$(171,577,751)	$80,692,129

	Year ended December 31, 2023
	Security Convergence	Video IoT	Other segment (1)	Adjustment and write off (2)	Consolidation
Revenue from external customers	$61,789,671	$2,905,320	$-	$-	$64,694,991
Inter-segment revenue	11,697,729	39,339	-	(11,737,068)	-
Total segment revenue	$73,487,400	$2,944,659	$-	$(11,737,068)	$64,694,991
Segment gain (loss) before tax	$28,283,481	$(3,547,581)	$(7,948,575)	$224,279	$17,011,604
Segment including:
Depreciation	$476,605	$26,637	$19,721	$-	$522,963
Amortization	$102,736	$4,633	$618,662	$-	$726,031
Interest income	$(309,605)	$(16,394)	$(444,411)	$-	$(770,410)
Interest expense	$529,750	$34,553	$253,762	$-	$818,065
Income tax expense	$3,370,891	$142,928	$2,171	$-	$3,515,990
Segment assets	$85,338,926	$9,137,251	$113,310,681	$(92,349,110)	$115,437,748
Segment liabilities	$50,490,134	$16,486,654	$83,970,880	$(89,611,653)	$61,336,015

(1)	Other segment is composed of holding companies and overseas subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.

(2)	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.

d)	Reconciliation for segment income (loss)

i)

Sales between segments are carried out at arm’s length. The revenue from external customers reported to the chief operating decision-maker is measured in a manner consistent with that in the consolidated statements of comprehensive income (loss).

ii)	Refer to clause c) above for information on total consolidated profit or loss after reconciliation and reconciliation for profit or loss after tax of reportable segments during the current period.

e)	Information on product and service

The main businesses of the Group are providing information, software and data processing services. Refer to Note 24 for the disclosure information by products and services.

f)	Geographical information by location is as follows:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Revenue	Non-current assets (1)	Revenue	Non-current assets (1)	Revenue	Non-current assets (1)
Asia
-Taiwan	$101,241,273	$15,115,606	$74,632,115	$14,889,959	$64,615,921	$15,821,531
-Hong Kong	-	-	-	-	63,615	3,695,405
-India	-	81,856	-	82,874	-	-
-Thailand	-	1,019,267	-	-	-	-
-Others	-	-	-	-	-	47,964
Americas	-	1,748	-	358	-	895
Egypt	-	328,066	-	410,787	-	-
United Kingdom	119,384	369,633	41,915	198,681	-	-
Cayman Islands	-	2,422,500	-	2,856,051	-	65,578
Other regions	-	204,020	-	315,304	15,455	5,874,406
	$101,360,657	$19,542,696	$74,674,030	$18,754,014	$64,694,991	$25,505,779

(1)	Non-current assets excludes financial instruments and deferred tax assets.

Revenues by geography are determined based on the region of the Group’s contracting entity, which may be different than the region of the customer. Revenue from Taiwan accounted for approximately 99 percent of total revenue for each of the years ended December 31, 2025, 2024 and 2023, respectively. Non-current assets by geography are based on physical location.

g)	Major customer information

Information on customers accounting for more than 10% of Group's revenues is as follows:

		Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Location	Revenue	Segment	Revenue	Segment	Revenue	Segment
Customer C	Taiwan	$-	Security Convergence	$11,025,893	Security Convergence	$8,129,968	Security Convergence
Customer D	Egypt	$77,527,614	Security Convergence	$59,095,524	Security Convergence	$52,271,731	Security Convergence

Note:	As of December 31, 2025 and 2024, one customer accounted for more than 10% of total accounts receivable, net.